Schedule of summarized financial information (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	kr 263,547	kr 216,484	kr 457,840	kr 388,377
Net profit before taxation	(1,118,055)	(887,444)	(1,721,676)	(967,611)
Non-current assets	3,000,878		1,392,407	1,501,694
Current assets	940,951		432,964	247,986
Total assets	3,941,829		1,825,371	1,749,680
Current liabilities	2,172,326		1,151,415	784,593
Non-current liabilities	1,980,498		731,956	952,894
Total liabilities	4,152,824		1,883,371	1,737,487
Group’s share in equity - 9% (2024: 9)%	kr (210,995)	kr 90,275	(58,000)	12,193	kr 690,896
Polar charge AB [Member]
IfrsStatementLineItems [Line Items]
Revenue			6,969	4,750
Net profit before taxation			18,316	3,148
Taxation			(2,725)	(12)
Net profit for the year			15,592	3,136
Group’s share in net profit for the year - 9% (2024: 9)%			1,403	282
Non-current assets			142,592	128,490
Current assets			8,046	9,648
Total assets			150,638	138,138
Current liabilities			3,200	9,316
Non-current liabilities			2,725
Total liabilities			5,925	9,316
Net assets			144,713	128,822
Group’s share in equity - 9% (2024: 9)%			kr 13,024	kr 11,594